Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment securities disclosures
Securities available-for-sale	SFr 2,911	SFr 2,191
Total investment securities	2,911	2,191
Bank
Investment securities disclosures
Securities available-for-sale	2,909	2,189
Total investment securities	SFr 2,909	SFr 2,189